Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
LVIP JPMorgan Retirement Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP JPMorgan Retirement Income Fund(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP JPMorgan Retirement Income Fund (the “Fund”) is to seek to provide current income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024June 10, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired Fund Fees and Expenses have been restated to reflect current fees based on estimated allocations to underlying funds.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	J.P. Morgan Investment Management Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.The Fund is a “fund of funds” that invests in underlying J.P. Morgan Funds (the “Underlying Funds”), and generally is intended for investors who are retired or about to retire. The Fund is designed to provide exposure to a variety of asset classes through investments in Underlying Funds, with an emphasis on fixed income Underlying Funds over equity Underlying Funds and other funds. The Fund normally invests approximately 55% of its assets in fixed income, 40% of its assets in equity, and 5% of its assets in money market funds, cash and cash equivalents. However, the Fund’s strategic target allocations among various asset and sub-asset classes may include:•Fixed Income (sub-asset classes: U.S. fixed income, inflation-indexed, high yield, convertible, and emerging markets debt);•Equity (sub-asset classes: U.S. large cap equity, U.S. small/mid cap equity, real estate investment trusts (REITs), international equity, and emerging markets equity);•Money Market/Cash and Cash Equivalents;•Commodities.The Fund’s allocations may differ over time due to changes to strategic target allocations and/or due to tactical allocation changes by the Sub-Adviser. In establishing the Fund’s strategic target allocations, the Sub-Adviser focuses on asset classes and Underlying Funds that the Sub-Adviser believes will outperform the S&P Target Date Retirement Income Index (the Fund’s benchmark) and peer group over the long term. The Sub-Adviser will use tactical allocation changes to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds and direct investments, including derivatives.The Sub-Adviser will review the Fund’s strategic target allocations at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 15% for equity, and +/- 15% for money market/cash and cash equivalents. The Sub-Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.As a result of the Sub-Adviser’s ability to make these modifications, the Fund’s actual allocations may differ. Updated information concerning the Fund’s strategic target allocations and actual allocations to Underlying Funds and investments is available in the Fund’s shareholder reports.In addition to investing in Underlying Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in Underlying Funds.The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.•Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.•Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.•Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.•Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.•U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.•Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.•Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.•High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.•Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.•Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.•Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.•Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.•Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.•Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.•Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.•Commodities-Related Investment Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investing in commodities, including through commodity-linked derivative instruments is speculative. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the “COVID-19” strain of the coronavirus), have been and can be highly disruptive to economies and markets.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.Effective May 1, 2017, the Fund changed its investment strategy in an effort to improve the Fund’s investment performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ2 20209.30%Lowest Quarterly ReturnQ1 2020(9.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/22
LVIP JPMorgan Retirement Income Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.12%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[3],[4]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	310
5 years	rr_ExpenseExampleYear05	572
10 years	rr_ExpenseExampleYear10	$ 1,322
2013	rr_AnnualReturn2013	9.34%
2014	rr_AnnualReturn2014	4.88%
2015	rr_AnnualReturn2015	(0.94%)
2016	rr_AnnualReturn2016	4.71%
2017	rr_AnnualReturn2017	10.96%
2018	rr_AnnualReturn2018	(4.53%)
2019	rr_AnnualReturn2019	13.93%
2020	rr_AnnualReturn2020	9.48%
2021	rr_AnnualReturn2021	5.87%
2022	rr_AnnualReturn2022	(13.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.66%)
1 year	rr_AverageAnnualReturnYear01	(13.33%)
5 years	rr_AverageAnnualReturnYear05	1.79%
10 years	rr_AverageAnnualReturnYear10	3.73%
LVIP JPMorgan Retirement Income Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.37%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[3],[4]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	$ 93
3 years	rr_ExpenseExampleYear03	389
5 years	rr_ExpenseExampleYear05	706
10 years	rr_ExpenseExampleYear10	$ 1,606
1 year	rr_AverageAnnualReturnYear01	(13.55%)
5 years	rr_AverageAnnualReturnYear05	1.53%
10 years	rr_AverageAnnualReturnYear10	3.47%
LVIP JPMorgan Retirement Income Fund | S&P Target Date Retirement Income Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.17%)
5 years	rr_AverageAnnualReturnYear05	2.33%
10 years	rr_AverageAnnualReturnYear10	3.59%

[1]	Acquired Fund Fees and Expenses have been restated to reflect current fees based on estimated allocations to underlying funds.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.45% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.38% of the Fund’s average daily net assets for the Standard Class (and 0.63% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The advisory waiver agreement will continue through at least April 30, 2024 and the expense reimbursement agreement will continue through at least June 10, 2024. The agreements cannot be terminated before those dates without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[4]	The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the Fund.